Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Stock-Based Compensation
For the years ended December 31,	2019	2018	2017
NSRs	9	6	9
PSUs	15	(6)	(7)
RSUs	34	9	3
DSUs	9	-	(11)
Stock-Based Compensation Expense (Recovery)	67	9	(6)
Stock-Based Compensation Costs Capitalized	20	4	3
Total Stock-Based Compensation	87	13	(3)

NSRs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Assumptions Used to Determine Fair Value of Options Granted	The fair value of each NSR was estimated on its grant date using the Black-Scholes-Merton valuation model with weighted average assumptions as follows:
Risk-Free Interest Rate	1.78%
Expected Dividend Yield	1.70%
Expected Volatility (1)	31.00%
Expected Life (years)	4.52
(1)	Expected volatility has been based on historical share volatility of the Company and comparable industry peers.

Summary of Units Activity and Related Information

The following tables summarize information related to the NSRs:

For the year ended December 31, 2019	Number of NSRs (thousands)	Weighted Average Exercise Price ($)
Outstanding, Beginning of Year	34,484	26.29
Granted	3,867	11.57
Exercised	(164)	9.48
Forfeited	(1,450)	26.25
Expired	(5,209)	38.14
Outstanding, End of Year	31,528	22.61

Summary of Options Outstanding and Exercisable by Range of Exercise Price
	Outstanding NSRs			Exercisable NSRs
As at December 31, 2019 Range of Exercise Price ($)	Number of NSRs (thousands)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price ($)	Number of NSRs (thousands)	Weighted Average Exercise Price ($)
5.00 to 9.99	2,903	5.2	9.48	756	9.48
10.00 to 14.99	7,189	5.5	12.69	1,785	14.34
15.00 to 19.99	2,714	3.3	19.47	2,714	19.47
20.00 to 24.99	3,104	2.2	22.26	3,104	22.26
25.00 to 29.99	8,787	1.1	28.39	8,787	28.39
30.00 to 34.99	6,831	0.3	32.61	6,831	32.61
	31,528	2.6	22.61	23,977	26.15

PSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Units Activity and Related Information

The following table summarizes the information related to the PSUs held by Cenovus employees:

For the year ended December 31, 2019	Number of PSUs (thousands)
Outstanding, Beginning of Year	6,063
Granted	2,604
Cancelled	(1,873)
Units in Lieu of Dividends	118
Outstanding, End of Year	6,912

RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Units Activity and Related Information

The following table summarizes the information related to the RSUs held by Cenovus employees:

For the year ended December 31, 2019	Number of RSUs (thousands)
Outstanding, Beginning of Year	7,461
Granted	2,742
Vested and Paid Out	(1,568)
Cancelled	(415)
Units in Lieu of Dividends	152
Outstanding, End of Year	8,372

DSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Units Activity and Related Information

The following table summarizes the information related to the DSUs held by Cenovus directors, officers and employees:

For the year ended December 31, 2019	Number of DSUs (thousands)
Outstanding, Beginning of Year	1,360
Granted to Directors	235
Granted	106
Units in Lieu of Dividends	24
Redeemed	(488)
Outstanding, End of Year	1,237